Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation	(a) Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Liquidity and going concern

(b) Liquidity and going concern

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. As of December 31, 2025, the Group had cash and cash equivalents of $2.6 million and a working capital of $6.9 million and has generated a net income from continuing operations of $9.7 million and net decrease in cash of $0.9 million for the year ended December 31, 2025.

In April 2025, the Group completed the disposal of a significant portion of its hardware and software services business (see Note 1(b) and Note 4(d)), generating net cash proceeds of approximately $22.5 million. Following the disposal, the Group’s ongoing operations consist primarily of holding company activities with minimal recurring cash outflows. However, the Group has no ongoing revenue-generating operations. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

Management has prepared a cash flow forecast for the twelve months from the date of issuance of these financial statements. The forecast assumes no significant capital expenditures or debt service obligations, and projects that existing cash and disposal proceeds are sufficient to fund operating expenses. To address the long-term lack of revenue, management is actively evaluating the strategic alternatives, including identifying and negotiating potential acquisitions of complementary businesses to re-establish revenue streams, and seeking additional equity or debt financing as needed.

Based on the cash flow forecast and the plans described above, management believes that the Group has adequate liquidity to meet its obligations for the next twelve months from the date of issuance of these financial statements. The consolidated financial statements have been prepared on a going concern basis and do not include any adjustments that might result from the outcome of this uncertainty.

Principles of consolidation

(c) Principles of consolidation

The consolidated financial statements include the financial statements of the Group, its subsidiaries and Consolidated VIEs, for which, the Group is the primary beneficiary. All significant inter-company transactions and balances between the Group, its subsidiaries and the Consolidated VIEs are eliminated upon consolidation. Results of its subsidiaries and its Consolidated VIEs are consolidated from the date on which control is transferred to the Company.

Discontinued operations

(d) Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. In the consolidated statement of operations, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in Note 1(b).

Assets and liabilities of the discontinued operations are classified as held for sale when the carrying amounts will be recovered principally through a sale transaction.

Use of estimates

(e) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets and the subsequent impairment assessment of long-lived assets, intangible assets and goodwill, determining the provisions for accounts receivable, prepaid expenses and other current assets and inventories, determining the valuation allowance for deferred tax assets and accounting for deferred income taxes, uncertain tax benefits, determining the valuation for share-based compensation arrangements, convertible notes and warrants associated with convertible notes, fair value of identifiable intangible assets, contingent consideration liabilities and goodwill in a business combination,. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency

(f) Foreign currency

The functional currency of the Group and its non-PRC subsidiaries, excluding Borqs India, is the United States dollar (“$”). The functional currency of Borqs India is Rupee (“INR”), whereas the functional currency of the Group’s PRC subsidiaries and its Consolidated VIEs is the Chinese Renminbi (“RMB”) as determined based on the criteria of ASC Topic 830, Foreign Currency Matters, (“ASC 830”). The Group uses the $ as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of the Group’s PRC subsidiaries are translated into $ at fiscal year-end exchange rates. Equity amounts are translated at historical exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. Translation adjustments arising from translation of foreign currency financial statements are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

Cash and cash equivalents

(g) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand bank deposits which are unrestricted as to withdrawal and use have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

Restricted cash and time deposits

(h) Restricted cash and time deposits

Cash that are restricted as to withdrawal or use for current operations are classified as restricted cash. Time deposits consist of bank deposits with an original maturity of greater than three months.

Restricted cash as of December 31, 2024 mainly represents the cash frozen by a bank as credit card deposit.

Short-term investments

(i) Short-term investments

The Group classifies its short-term investments in accordance with ASC 321, Investments—Equity Securities, and ASC 825, Financial Instruments. Short-term investments consist of money market funds and equity securities.

Money market funds — The Group invests in money market funds as part of its short-term investment portfolio. These funds are measured at fair value, which approximates cost due to their stable net asset value. Interest and dividend income from money market funds is recognized as earned and included in interest and dividend income in the statement of operations.

Equity securities — The Group’s equity securities consist of publicly traded common stocks listed on major U.S. exchanges. These securities are measured at fair value under ASC 321, with changes in fair value recognized in the statement of operations. Fair value is determined using quoted market prices in active markets (Level 1 inputs). Realized gains and losses are recognized in earnings in the period of sale using the specific identification method.

All short-term investments are included in current assets on the balance sheet. Interest, dividends, and realized and unrealized gains and losses are included in other income (expense), net in the statement of operations.

Accounts Receivable

(j) Accounts Receivable

Accounts receivable are carried at net realizable value. An allowance of doubtful accounts is recorded in the period when the collection of full amount is no longer probable. The Group reviews the accounts receivable for expected credit loss on a periodic basis and makes specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends. The Group adopt Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326) on January 1, 2020, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost. See Note 2 (p) below for current expected credit loss.

Inventories

(k) Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method. Adjustments to reduce the cost of inventories to its net market value are made, if required, for decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value.

Property and equipment

(l) Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Computer and network equipment	3-5 years
Office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Intangible assets

(m) Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using the straight-line method. These amortization methods reflect the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed.

Development costs of software to be sold, leased, or otherwise marketed are subject to capitalization beginning when technological feasibility is reached and ending when the software is available for general release to customers, in accordance with ASC 350-20, Costs of Software to be Sold, Leased, or Marketed, (“ASC 350-20”).

Intangible assets have weighted average useful lives from the date of purchase as follows:

Purchased software	4.5 years
Capitalized software development costs	3 years
Internal-use software	5 years
Developed technology	10 years

Business combination and Goodwill

(n) Business combination and Goodwill

Business combinations are accounted for using the acquisition method. The Group recognizes separately from goodwill the assets acquired, the liabilities assumed and the noncontrolling interest at their acquisition date fair values. Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. In accordance with ASC Topic 350, Goodwill and Other Intangible Assets, (“ASC 350”), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

In addition, the share purchase agreements entered into may contain contingent consideration provisions obligating the Group to pay additional purchase consideration, upon the acquired business’s achievement of certain agreed upon operating performance-based milestones. Under ASC 805, these contingent consideration arrangements are required to be recognized and measured at fair value at the acquisition date as either a liability or as an equity instrument, with liability instruments being required to be remeasured at each reporting period through the Company’s statements of comprehensive income (loss) until such time as to when the contingency is resolved.

The fair value of the contingent consideration is valued by external valuers. The valuations are presented to the Group’s management.  The fair value of the earn-out payments was measured using a Monte Carlo simulation analysis.

In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group has determined that it has two operating segments as its reporting units, namely Solar Energy Business and Connected Solution. Goodwill is recorded at the Solar Energy reporting unit. The Group performed impairment analysis on goodwill as of December 31 every year beginning with a qualitative assessment, or starting with the quantitative assessment instead. The quantitative goodwill impairment test compares the fair values of each reporting unit to its carrying amount, including goodwill. A reporting unit constitutes a business for which discrete profit and loss financial information is available. The fair value of each reporting unit is established using a combination of expected present value of future cash flows and income approach valuation methodologies. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

Determining when to test for impairment, the Group’s reporting units, the fair value of a reporting unit and the fair value of assets and liabilities within a reporting unit, requires judgment and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions and determination of appropriate market comparable. The Group bases fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain.

Significant changes in the economic characteristics of components or reorganization of an entity’s reporting structure can sometimes result in a re-assessment of the affected operating segment and its components to determine whether reporting units need to be redefined where the components are no longer economically similar.

Future changes in the judgments and estimates underlying the Group’s analysis of goodwill for possible impairment, including expected future cash flows and discount rate, could result in a significantly different estimate of the fair value of the reporting units and could result in additional impairment of goodwill.

Long-term investments

(o) Long-term investments

The Group’s long-term investments consist of equity investments without readily determinable fair value. The Group makes a qualitative assessment of whether the investment is impaired at each reporting date, applying judgment in considering various factors and events including a) adverse performance of investees; b) adverse industry developments affecting investees; and c) adverse regulatory social, economic or other developments affecting investees. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss of investments equal to the difference between the carrying value and fair value.

Current expected credit loss

(p) Current expected credit loss

In 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group no longer qualified as an emerging growth company in the year 2020 and adopted this ASC Topic 326 on January 1, 2020.

The Group has identified the relevant risk characteristics of its customers and the related receivables, and other receivables which include type of the products the Group provides, nature of the customers or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, reasonable and supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered.

Movement of the allowance for doubtful accounts for accounts receivable and contract assets is as follows:

	Year ended December 31,
	2024	2025
	$	$
Balance as of January 1	12,796	-
Provisions for doubtful accounts	-	56
Write offs	(12,752)	-
Changes due to foreign exchange	(44)	-
Balance as of December 31	-	56

Movement of the allowance for other receivables in prepaid expenses and other current assets (See Note 6), is as follows:

	Year ended December 31,
	2024	2025
	$	$
Balance as of January 1	405	392
Provisions for doubtful accounts	4	1,048
Write offs	(28)	(230)
Changes due to foreign exchange	11	4
Balance as of December 31	392	1,214

Impairment of long-lived assets

(q) Impairment of long-lived assets

The Group evaluates its long-lived assets or asset group, including intangible assets with indefinite and finite lives, for impairment. Intangible assets with indefinite lives that are not subject to amortization are tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the assets might be impaired in accordance with ASC 350. Such impairment test compares the fair values of assets with their carrying values with an impairment loss recognized when the carrying values exceed fair values.

For long-lived assets and intangible assets with finite lives that are subject to depreciation and amortization are tested for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a Group of long-lived assets may not be recoverable. When these events occur, the Group evaluates impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

The impairment loss of long-lived assets was $nil, $nil and $nil for the years ended December 31, 2023, 2024 and 2025, respectively, based on the impairment tests performed.

Convertible Promissory Notes

(r) Convertible Promissory Notes

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). The ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. The FASB reduced the number of accounting models for convertible debt and convertible preferred stock instruments and made certain disclosure amendments to improve the information provided to users. For public business entities that meet the definition of an SEC filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, the guidance is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Group has elected to adopt the amendments in these ASUs on January 1, 2021.

The Group determines the appropriate accounting treatment of its convertible notes in accordance with the terms in relation to the conversion feature, call and put options, and any other embedded features. After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 “Derivatives and Hedging” and ASC 470 “Debt”. The debt discount, if any, together with the related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest maturity date. Interest expenses are recognized in the consolidated statements of operations in the period in which they are incurred.

Debt Issuance Costs and Debt Discounts

(s) Debt Issuance Costs and Debt Discounts

The Group may record debt issuance costs and/or debt discounts in connection with raising funds through the issuance of debt. These costs may be paid in the form of cash, or equity (such as warrants). These costs are amortized to interest expense through the maturity of the debt. If a conversion of the underlying debt occurs prior to maturity a proportionate share of the unamortized amounts is immediately expensed.

Derivative financial instruments

(t) Derivative financial instruments

The Group evaluates all of its equity-linked financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity and whether embedded derivative shall be bifurcated from the host instrument and separately accounted for as a derivative, is reassessed at the end of each reporting period. Derivative assets and liabilities are recorded at fair value at inception and re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations.

Fair value of financial instruments

(u) Fair value of financial instruments

The Group applies ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments include cash and cash equivalents, restricted cash, short term investments, accounts receivable and payable, accounts receivable from related parties, short-term bank and other borrowings and long-term bank borrowings. Other than the long-term bank borrowings, the carrying values of these financial instruments approximate their fair values due to their short-term maturities. The carrying amounts of long-term bank borrowings approximated their fair values since they bear interest rates which approximate market interest rates.

The Group’s investments measured at fair value consist of money market funds and equity securities. Money market funds are measured at fair value using the net asset value (“NAV”) per share. Equity securities are classified as trading securities and are measured at fair value on a recurring basis using quoted prices in active markets (Level 1 inputs). Unrealized gains and losses on these investments are recognized in the statement of operations.

Revenue recognition

(v) Revenue recognition

The Group is mainly engaged in the business of providing 1) Android+ platform solutions and services, 2) hardware product sales and 3) Solar. The Group adopted the new revenue recognition standards, or ASC 606, effective January 1, 2019 using the modified retrospective method for contracts which were not completed at the date of initial adoption. In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Group performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

When either party to a contract has performed, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration, and it is probable that substantially all of the consideration will be collected.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

The Group’s contract with customers do not include significant financing component and material variable consideration.

Generally, the Group recognizes revenue under ASC Topic 606 for each type of its major revenue streams as follows:

1. Android+ platform solutions and services

Android+ platform solutions

The Group provides customized Android+ software platform solutions that are developed to maximize the commercial grade quality or performance of open source Android+ software for integration with particular chipsets. The Group also provides customized Android+ service platform solutions that are end-to-end software developed for mobile operators to allow data synchronization between their platform and mobile devices. The Group charges its customers, mainly including mobile device manufacturers and mobile operators, fixed fees for project-based software contracts, as well as per chip or per mobile device royalty fees.

There are executed contracts and purchase orders between the Group and each customer, and each party’s rights regarding the service to be rendered are written on the contracts. For this type of customers, the Group enters contract with them, which has the commercial substance to identify each party’s rights and obligations.

There are two major performance obligations in the contracts with this type of customers: the delivery of the software product and the completion of the post-contract-service (“PCS”). The allocation of the transaction price between the two major performance obligations is based on the estimated standalone selling prices. The selling price for the performance obligation of PCS is estimated as the reasonable cost budget plus a margin or industrial standard. The rest of the transaction price other than the reasonable cost budget plus a margin for PCS will be allocated to the performance obligation of the delivery of the software product.

For the sales derived from software development project in which the customer’s contract specifies the technical requirements of the software product, the Group recognizes revenue in accordance with the satisfaction of each performance obligation. For the performance obligation of the delivery of the software product, the Group recognizes the revenue at the point of time, upon the customers sign off the acceptance. For the performance obligation of the completion of PCS Period, the Group recognizes the revenue over the period of the PCS Period.

Service contracts

The Group provides research and development services to certain customers for their mobile-computing related development projects where fees are charged on a time and material basis and the Group is not responsible for the outcome of such development projects. The revenue is recognized proportionately over the time. The Group elects right to invoice expedient as the measure of progress.

The revenue arising from contracts related to Android+ platform solutions and services is included as “Software Revenues” on the Group’s consolidated statement of operations.

2. Hardware product sales

The Group provides total solutions on original design manufacturer (“ODM”) basis to customers of mobile devices. The Group recognizes revenue at the point of time, upon the delivery of products to customers, which is when the goods delivered to the designated address and it is probable that substantially all of the consideration will be collected. Warranty is provided to all customers, which is not considered an additional service; rather, an integral part of the product sales. ASC Topic 450, Contingencies, specifically addresses the accounting for standard warranties. The Group believes that accounting for its standard warranty pursuant to ASC 450 does not impact revenue recognition because the cost of honoring the warranty can be reliably estimated. The Group has determined the likelihood of claims arising from warranties to be remote based on strong quality control procedures in the production process and historical experience with regard to claims being made by customers. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage.

The revenue arising from contracts related to hardware product sales is included as “Hardware Revenues” on the Group’s consolidated statement of operations.

3. Solar

Solar, Holu Hou Energy LLC (“HHE”) provides services under three business models, which are residential projects, commercial projects and wholesale equipment sales. For residential projects and commercial projects, HHE complete solar + battery systems to residential homeowners and commercial customers. There are several milestones in both projects. The Group recognizes the revenue at the point of time, upon the satisfaction of the performance obligation (upon all of the contract milestones complete). For wholesale equipment sale, customers either purchases equipment from HHE inventory, or purchase a large order of equipment from HHE with payment terms. Revenue is recognized upon the satisfaction of the performance obligation (upon equipment delivery).

Practical expedients and exemptions

Besides the right to invoice expedients, the Group generally expenses sales commissions if any incurred because the amortization period would have been one year or less.

Contract assets	(w) Contract assets Contract assets represent the right to consideration in exchange for services that the Group have transferred to the customer before payment is due.
Deferred cost of revenue

(x) Deferred cost of revenue

The Group’s deferred cost of revenues primarily consists of (i) materials and equipment costs, (ii) compensation and related overhead expenses for personnel involved in the customization of its products, delivery, installation and maintenance (“compensation and overhead costs”), and (iii) contractor costs. The deferred cost of revenue will be charged to the cost of revenue when revenue is recognized.

Contract Costs

(y) Contract Costs

Costs of fulfilling a contract are recognized as an asset if those costs meet all the following criteria: (1) the costs relate directly to a contract that the Group can specifically identify; (2) the costs generate or enhance resources of the Group that will be used in satisfying performance obligations in the future; (b) the costs are expected to be recovered. The Group chooses to use consistent method to amortize such contract costs, with the timing of the transfer of goods and services to customers. Over time, the carrying amount of the contract costs may become impaired.

Contract Liabilities

(z) Contract Liabilities

Contract liabilities primarily relate to multiple element arrangements for which billing has occurred but transfer of control of all elements to the customer has either partially or not occurred at the balance sheet date. This includes cash received from customers for services or products in advance of the transfer of control. For the year ended December 31, 2025, the Group recognized revenue of $1,086 that was included in the advances from customers and deferred revenue at January 1, 2025. For the year ended December 31, 2024, the Group recognized revenue of $3,093 that was included in the advances from customers and deferred revenue at January 1, 2024.

Cost of revenues

(aa) Cost of revenues

Cost of revenues consists primarily of telecommunication costs, depreciation of long-lived assets, amortization of acquired intangible asset, payroll and other related costs of operations.

Advertising expenditures

(bb) Advertising expenditures

Advertising expenditures are expensed as incurred and are included in sales and marketing expenses, which amounted to nil, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively for the Group’s continuing operation.

Research and development expenses

(cc) Research and development expenses

Research and development expenses include payroll, employee benefits, and other headcount-related expenses associated with research and platform development. Research and development expenses also include rent, depreciation and other related expenses. Research and development expenses are expensed as incurred.

Government grants

(dd) Government grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain technology development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Group will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized in the consolidated statement of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. When the grant relates to an asset, it is recognized as deferred government grants and released to the consolidated statement of operations in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

Leases

(ee) Leases

On January 1, 2019, the Group adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group elected to apply practical expedients permitted under the transition method that allow the Group to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Group used modified retrospective method and did not adjust the prior comparative periods. Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The Group’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the right-of-use assets and lease liability when it is reasonably certain that the Group will exercise that option.

Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Income taxes

(ff) Income taxes

The Group accounts for income taxes using the liability method. Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC Topic 740, Accounting for Income Taxes, (“ASC 740”), to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest related to unrecognized tax benefits, if and when required, as part of “income tax expense” in the consolidated statements of operations and to classify all deferred income tax assets and liabilities as non-current on the consolidated balance sheets.

Reverse stock split

(gg) Reverse stock split

The Board of Directors of the Group approved a reverse stock split of the Group’s issued and outstanding shares at a ratio of 1-for-16 (the “2022 Reverse Stock Split”) on June 08, 2022. The 2022 Reverse Stock Split became effective on June 27, 2022. As a result, the Group’s issued and outstanding shares was decreased in inverse proportion to the ratio.

The Board of Directors of the Group approved a reverse stock split of the Group’s issued and outstanding shares at a ratio of 1-for-12 (the “2023 Reverse Stock Split”) on May 26, 2023. The 2023 Reverse Stock Split became effective on October 10, 2023. As a result, the Group’s issued and outstanding shares was decreased.

When the 2022 Reverse Stock Split became effective, each sixteen shares of issued and outstanding shares were converted into one newly issued and outstanding share. When the 2023 Reverse Stock Split became effective, each twelve shares of issued and outstanding shares were converted into one newly issued and outstanding share. No fractional shares were issued in connection with the 2022 Reverse Stock Split and 2023 Reverse Stock Split. Any fractional shares of common stock that would have otherwise resulted from the 2022 Reverse Stock Split and 2023 Reverse Stock Split were rounded up to the nearest full share. No cash or other consideration was paid in connection with any fractional shares that would otherwise have resulted from the 2022 Reverse Stock Split and 2023 Reverse Stock Split.

As a result of the 2022 Reverse Stock Split, 298,406,545 shares of common stock that were issued and outstanding at June 27, 2022 was reduced to 18,681,481 shares of common stock. As a result of the 2023 Reverse Stock Split, 190,168,698 shares of common stock that were issued and outstanding at October 10, 2023 was reduced to 15,895,015 shares of common stock (taking into account the rounding of fractional shares).

Except where otherwise specified, all number of shares, share prices and per share data in the consolidated financial statements and the notes to the consolidated financial statements have been retroactively restated as if the Reverse Stock Splits occurred at the beginning of the periods presented.

Subscriptions receivable

(hh) Subscriptions receivable

As of December 31, 2025 and 2024, subscriptions receivable included investment amounts in the form of (i) ownership of KADI that has been contemplated to be sold to the Group in exchange for shares of the Group of $5,217. (ii) escrow shares to Samsung in the year 2019, 2022 and 2023 as security for arbitration compensation of $10,482, and (iii) shares issued for a project to an advisor of $392. Since the shares in all these cases have already been issued, these items were recorded as subscriptions receivable on the equity section of the Group’s consolidated balance sheets as of December 31, 2025 and 2024, respectively.

The Group retains the legal right to enforce the subscriptions receivable. As of December 31, 2025, the amounts remain outstanding due to pending administrative or procedural matters, not due to collectability concerns. No impairment is considered necessary. Subsequent to the year ended December 31, 2025, the Group cancelled all the 538,437 shares issued to Samsung and held in Escrow in February 2026.

Share-based compensation

(ii) Share-based compensation

The Group accounts for share-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation: Overall, (“ASC 718”).

In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are measured based on their grant date fair values and recognized as compensation expense over the requisite service period and/or performance period in the consolidated statements of operations.

The Group recognizes compensation expense using the accelerated method for share-based awards granted with service and performance conditions. According to ASC 718, the amount of compensation cost recognized (or attributed) when achievement of a performance condition is probable depends on the relative satisfaction of the performance condition based on performance to date. According to ASC 718, probable means the future event or events are likely to occur and the Group interprets “probable” to be generally in excess of a 70% likelihood of occurrence. The Group elected to account for forfeitures as they occur.

Comprehensive income (loss)

(jj) Comprehensive income (loss)

Comprehensive income (loss) is defined as the increase (decrease) in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive loss of the Group includes foreign currency translation adjustments related to the Group and its PRC subsidiaries, whose functional currency is RMB.

Segment reporting

(kk) Segment reporting

In November 2023, the FASB issued Accounting Standards Update, or ASU 2023-07 – Improvements to Reportable Segment Disclosures, which enhances the disclosures required for reportable segments in annual and interim consolidated financial statements, including additional, more detailed information about a reportable segment’s expenses. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Group adopted ASU 2023-07 for the year ended December 31, 2024, retrospectively to all periods presented in the consolidated financial statement. The adoption of this ASU had no material impact on reportable segments identified and had no effect on the Group’s consolidated financial position, results of operations, or cash flows. In accordance with ASC 280, Segment Reporting, an operating segment is identified as a component of an enterprise that engages in business activities about which separate discrete financial information and operating results is the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer (“CEO”).

The Group historically had two operating segments, namely Connected Solution and Solar Power Solutions, which related to HHE’s business as the Group’s chief executive officer, who has been identified as the Group’s chief operating decision maker (“CODM”) reviews the operating results of the two difference service lines in order to allocate resources and assess performance for the Group. As of December 31, 2025 and 2024, the Group operates in one reportable segment, which is the Connected Solutions. The CODM makes decisions on resource allocation, evaluates operating performance, and monitors budget versus actual results using net income (loss). There is no reconciling items or adjustments between segment income (loss) and net income (loss) as presented in our statements of operations. The CODM does not review assets in evaluating the segment results and therefore such information is not presented.

Employee benefits

(ll) Employee benefits

The full-time employees of the Group’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

(Loss) income per share

(mm) (Loss) income per share

(Loss) income per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. As the participating securities do not share the losses of the Group, the computation of basic earnings per share using two-class method is not applicable when the Group is at a net loss position. Diluted (loss) earnings per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the exercise of share options using the treasury stock method and shares issuable upon the exercise of the Group’s warrant using the if-converted method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Recent accounting pronouncements

(nn) Recent accounting pronouncements

Recently issued accounting pronouncements not yet adopted

In October 2023, the FASB issued ASU No. 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative”. This standard was issued in response to the SEC’s disclosure update and simplification initiative, which affects a variety of topics within the Accounting Standards Codification. The amendments apply to all reporting entities within the scope of the affected topics unless otherwise indicated. This ASU will become effective for each amendment on the date on which the SEC removes the related disclosure from its regulations. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Group is currently evaluating the impact of adopting this ASU.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires an entity to disclose disaggregated information about certain income statement expense line items. The standard is effective for us beginning January 1, 2027, with early adoption permitted. The Group is currently evaluating the impact the adoption will have on the disclosures.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, which aims to modernize the accounting for internal-use software costs to better align with current software development practices by removing references to prescriptive software development stages and establishing a new principle for when to begin capitalizing such costs. The standard is effective for us beginning January 1, 2028. The Group is currently evaluating the impact the adoption will have on the consolidated financial statements.

Recently adopted accounting pronouncements

On November 27, 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. In November 2023, the FASB issued ASU No. 2023 - 07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. We adopted this ASU retrospectively on December 31, 2024. The adoption did not have a material impact on the Group’s consolidated financial statements.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”). The amendments in ASU 2023-09 are intended to improve income tax disclosures, primarily related to the rate reconciliation and income taxes paid information. ASU 2023-09 became effective for our fiscal year beginning after December 15, 2024. We adopted these amendments on January 1, 2025 and applied the amendments on a prospective basis. The adoption of ASU 2023-09 did not have a material impact on our consolidated financial statements.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial position, statements of operations, cash flows, and disclosures.